Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 1,379,519	$ 1,379,519	$ 1,216,204
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock shares issued	31,342,285	31,342,285	30,763,087
Common stock, shares outstanding	31,342,285	31,342,285	30,763,087